Financial Instruments - Fair Values (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Financial Instruments [Abstract]
Cash and cash equivalents - Carrying Amount	$ 229,727	$ 162,237	$ 141,119	$ 144,297
Restricted cash - Carrying Amount	8,148	9,527
Investments - Carrying Amount	1,000	1,000
Debt - Carrying amount	(1,362,460)	(1,380,298)
Cash and cash equivalents - Fair Value	229,727	162,237
Restricted cash - Fair value	8,148	9,527
Investments - Fair Value	1,000	1,000
Debt - Fair Value	$ (1,361,007)	$ (1,378,753)